Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis Of Presentation [Abstract]
Basis of preparation
3.                        Basis of preparation
3.1.Statement of compliance
These condensed consolidated interim financial statements for the six months ended 30 June 2025 have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended 31 December 2024 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.
3.2.Functional and presentation currency
These condensed consolidated interim financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ has been rounded to the nearest million, unless otherwise stated.
3.3.Use of estimates and judgments
In preparing these condensed consolidated interim financial statements, management has made judgments and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements, with the exception of the estimation and judgment in relation to the issuance of convertible notes as described in Note 7(ii).
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest). The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following note:
•Note 12 – Financial instruments
3.4.Change in accounting policies
The Group did not have any significant changes to its accounting policies from those applied in the consolidated financial statements as at and for the year ended December 31, 2024. The policy for recognizing and measuring hybrid financial instruments is as described in Note 7.
The amended standard on Lack of Exchangeability (Amendments to IAS 21) adopted from January 1, 2025 does not have a significant impact on these condensed consolidated interim financial statements and is not expected to have a material impact on the Group’s consolidated financial statements as at and for the year ending December 31, 2025.